Stock-based Compensation - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-based Compensation
Stock-based compensation expense	$ 508	$ 1,057	$ 3,649	$ 2,316
Stock-based options forfeited (in shares)	2,562,180		2,078,034
Future compensation cost for awards not vested	$ 3,700		$ 7,200
Weighted-average period compensation cost of unvested awards to be expensed (in years)	2 years 3 months 18 days		2 years 6 months
Revised Operating Plan
Stock-based Compensation
Stock-based options forfeited (in shares)			1,898,297
Sesen Bio, Inc.
Stock-based Compensation
Stock-based compensation expense				200
Research and development
Stock-based Compensation
Stock-based compensation expense	$ 107	436	$ 1,116	1,242
General and administrative
Stock-based Compensation
Stock-based compensation expense	$ 401	$ 621	$ 2,533	$ 1,074